Unaudited Condensed Consolidated Statements of Cash Flows (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DocGo Inc. and Subsidiaries [Member]
Acquisition of remaining shares	20.00%	20.00%